UNITED STATES
						     SECURITIES AND EXCHANGE COMMISSION
							   Washington, D.C.  20549

								  Form 13F

							     FORM 13F COVER PAGE

Report for the Quarter Ended:  December 30, 2011

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Mercator Asset Management, LP
Address: 5200 Town Center Circle, Suite 550
	 Boca Raton, FL  33486

Form 13F File Number: 28-10630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Victoria E. Joh
Title:	Vice President & Chief Compliance Officer
Phone:	561-361-1079

Signature, Place, and Date of Signing:

Victoria E. Joh			Boca Raton, FL			1/26/12

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

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							    FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total (x$1000): $384385

List of Other Included Managers: 01  Pru Trust 028-13416
				Pru Trust files a 13F Notice only

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        FORM 13F INFORMATION TABLE

NAME OF               TITLE OF    CUSIP       VALUE    SHARES/   SH/   PUT/    INVSTMT OTHER         VOTING AUTHORITY
ISSUER                   CLASS              (X$1000)   PRN AMT   PRN   CALL    DSCRETN MANAGERS  SOLE   SHARED      NONE
HSBC Holdings PLC ADR	   COM   404280406       438      11500   SH            DEFINED   01       x
HSBC Holdings PLC ADR	   COM   404280406     97721    2654867   SH            SOLE       	   x		      x
KB Financial Group Inc ADR COM   48241A105        27        875   SH            SOLE	           x
Petroleo Bras SA - ADR     COM	 71654v408       518      20850   SH		DEFINED	  01       x
Petroleo Bras SA - ADR     COM	 71654v408    103967    4183802   SH		SOLE	           x                  x
Posco - ADR		   COM	 693483109     10226     124551   SH		SOLE		   x	              x
SK Telecom Co Ltd. - ADR   COM	 78440P108     63530    4667906   SH		SOLE	           x		      x
Tata Motors LTD SPON ADR   COM   876568502        44       2600   SH            SOLE	           X
Teva Pharmaceutical SP ADR COM	 881624209       498	  12350	  SH		DEFINED	  01	   X
Teva Pharmaceutical SP ADR COM	 881624209    107414	2661400	  SH		SOLE	  	   X
